Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Definite-Lived Intangible Assets
Intangible assets are amortized over their estimated useful lives using the straight-line method, at the following annual period ranges:

Years
Core technology	4- 7
Trade name	4
Customer relationship	10
Definite-lived intangible assets:

	December 31, 2022	December 31, 2021

Original amounts:
Core technology	$13,263	$10,411
Trade name	3,900	3,900
Customer relationship	177	177
	17,340	14,488
Accumulated amortization:
Core technology	3,303	1,470
Trade name	2,763	1,788
Customer relationship	20	2
	6,086	3,260
Intangible assets, net
	$11,254	$11,228
a. Amortization expense amounted to $2,826, $1,971 and $1,289 for the years ended December 31, 2022, 2021 and 2020, respectively.

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	The expected future amortization expenses by year related to the intangible assets as of December 31, 2022 are as follows:

2023	$3,364
2024	2,555
2025	2,389
2026	1,870
2027 and thereafter	1,076
$11,254